Document and Entity Information	Apr. 28, 2025
Cover [Abstract]
Entity Registrant Name	FLOTEK INDUSTRIES INC/CN/
Amendment Flag	true
Entity Central Index Key	0000928054
Document Type	8-K/A
Document Period End Date	Apr. 28, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-13270
Entity Tax Identification Number	90-0023731
Entity Address, Address Line One	5775 N. Sam Houston Parkway W.
Entity Address, City or Town	Houston
Entity Address, Address Line Two	Suite 400 Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77086
City Area Code	(713)
Local Phone Number	849-9911
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	FTK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On April 28, 2025, Flotek Industries, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission. The Original Report disclosed, among other items, the acquisition by a subsidiary of the Company, PWRTEK, LLC (“PWRTEK”), of certain mobile power generation assets and related intellectual property (the “Acquired Assets”) from ProFrac GDM, LLC, an indirect subsidiary of ProFrac Holding Corp. (“ProFrac GDM”), as well as the same subsidiary of the Company concurrently entering into an agreement for a six-year dry lease of certain of the Acquired Assets with ProFrac GDM. As reported in the Original Report, the total consideration for all the transactions was $105 million. Under the Purchase Agreement for the transactions filed as Exhibit 10.1 to the Original Report, the Acquired Assets were purchased in exchange for an offset of $17.6 million against order shortfall payments (“OSP”) that were payable and owed to the Company in connection with the 2024 measurement period under the Company’s previously disclosed Chemical Products Supply Agreement with ProFrac Services, LLC. The remainder of the consideration was attributable to the other transactions reported in the Original Report. This Current Report on Form 8-K/A (this “Amendment”) amends the Original Report to report the acquisition of the Acquired Assets under Item 2.01. Except as provided in this Amendment, the disclosures made in the Original Report remain unchanged. Capitalized terms used but not defined herein shall have the meanings assigned to them in the Original Report.